American Century Investments®
Quarterly Portfolio Holdings
Avantis® Real Estate ETF (AVRE)
November 30, 2022

Avantis Real Estate ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Diversified REITs — 8.7%
Abacus Property Group(1)	79,162	149,093
Abrdn Property Income Trust Ltd.	44,780	29,675
Activia Properties, Inc.(1)	12	37,256
AEW UK REIT PLC	22,661	26,389
Alarko Gayrimenkul Yatirim Ortakligi AS	17,813	71,565
Alexander & Baldwin, Inc.(2)	9,251	182,707
Argosy Property Ltd.	65,173	48,055
Balanced Commercial Property Trust Ltd.	111,469	120,778
British Land Co. PLC	220,837	1,059,005
Broadstone Net Lease, Inc.	13,161	223,342
Centuria Capital Group(1)	40,453	51,559
Charter Hall Group(1)	61,247	591,584
Charter Hall Long Wale REIT(1)	83,645	254,826
Cromwell European Real Estate Investment Trust	25,800	41,327
Custodian Reit PLC	76,743	84,968
D&D Platform REIT Co. Ltd.	4,878	12,860
Daiwa House REIT Investment Corp.	336	750,587
Essential Properties Realty Trust, Inc.	18,668	433,284
Fibra Uno Administracion SA de CV	424,298	524,930
Fortress REIT Ltd., A Shares(2)	191,773	123,085
Fortress REIT Ltd., B Shares(2)	152,634	39,853
GPT Group	426,041	1,313,459
Growthpoint Properties Australia Ltd.(1)	38,661	85,750
Growthpoint Properties Ltd.	812,952	666,520
H&R Real Estate Investment Trust	29,457	272,420
Hankyu Hanshin REIT, Inc.(1)	92	102,237
Heiwa Real Estate REIT, Inc.(1)	150	175,877
Hulic Reit, Inc.	155	194,466
Industrials REIT Ltd.	23,983	38,762
Is Gayrimenkul Yatirim Ortakligi AS(2)	195,770	103,206
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	192,693	32,672
LXI REIT PLC	263,511	367,753
Marimo Regional Revitalization REIT, Inc.	5	4,956
Menivim- The New REIT Ltd.	90,127	45,882
Merlin Properties Socimi SA	78,824	731,292
Mirvac Group	797,026	1,223,051
Nomura Real Estate Master Fund, Inc.	504	631,972
NTT UD REIT Investment Corp.	253	271,176
Ozak Gayrimenkul Yatirim Ortakligi(2)	127,262	109,356
Peker Gayrimenkul Yatirim Ortakligi AS(2)	169,221	31,269
PRO Real Estate Investment Trust	3,431	16,171
Redefine Properties Ltd.	1,120,353	262,197
Reit 1 Ltd.	37,632	207,815
SA Corporate Real Estate Ltd.	225,973	29,591
Schroder Real Estate Investment Trust Ltd.	74,318	40,161
Sekisui House Reit, Inc.	502	294,074
Sella Capital Real Estate Ltd.	28,649	74,021
Shinhan Seobu T&D REIT Co. Ltd.	3,900	11,208
SK REITs Co. Ltd.	14,394	51,424

Stockland, REIT	568,516	1,484,323
STORE Capital Corp.	23,642	754,180
Stride Property Group	29,296	27,788
Takara Leben Real Estate Investment Corp.	89	67,155
Tokaido REIT, Inc.	10	8,849
Tokyu REIT, Inc.	150	235,282
United Urban Investment Corp.(1)	641	719,706
WP Carey, Inc.	25,025	1,971,970
XYMAX REIT Investment Corp.	19	16,744
Ziraat Gayrimenkul Yatirim Ortakligi AS	132,257	38,287
		17,569,750
Health Care REITs — 7.0%
Aedifica SA	5,952	469,034
Assura PLC	590,370	383,184
CareTrust REIT, Inc.	14,774	292,525
Cofinimmo SA	6,488	566,540
Community Healthcare Trust, Inc.	2,489	87,762
First Real Estate Investment Trust	197,800	34,992
Health Care & Medical Investment Corp.	79	108,490
Healthcare Realty Trust, Inc., Class A	40,201	825,326
Healthpeak Properties, Inc.	78,695	2,066,531
Impact Healthcare Reit PLC	48,462	60,440
LTC Properties, Inc.	7,869	309,173
National Health Investors, Inc.	8,950	503,527
NorthWest Healthcare Properties Real Estate Investment Trust	17,061	128,609
Omega Healthcare Investors, Inc.	41,727	1,263,494
Parkway Life Real Estate Investment Trust	68,800	196,968
Physicians Realty Trust	22,261	332,357
Primary Health Properties PLC	232,283	314,041
Universal Health Realty Income Trust	2,080	109,179
Ventas, Inc.	61,489	2,861,083
Vital Healthcare Property Trust	66,847	97,738
Welltower, Inc.	41,722	2,963,514
		13,974,507
Hotel & Resort REITs — 2.6%
Apple Hospitality REIT, Inc.	32,530	554,962
CapitaLand Ascott Trust	411,500	287,623
CDL Hospitality Trusts	151,400	132,288
DiamondRock Hospitality Co.	24,516	230,696
Far East Hospitality Trust	151,200	70,288
Frasers Hospitality Trust	95,500	31,266
Hoshino Resorts REIT, Inc.	27	135,053
Host Hotels & Resorts, Inc.	131,586	2,492,239
Japan Hotel REIT Investment Corp.	777	423,673
Ryman Hospitality Properties, Inc.	5,789	529,867
Sunstone Hotel Investors, Inc.	29,891	328,502
		5,216,457
Industrial REITs — 16.8%
AIMS APAC REIT	74,000	65,555
Americold Realty Trust, Inc.	30,801	919,410
CapitaLand Ascendas REIT	725,900	1,495,890
Centuria Industrial REIT	70,257	155,389
CRE Logistics REIT, Inc.	81	121,043
Dexus Industria REIT	22,936	46,155
Dream Industrial Real Estate Investment Trust	13,660	122,774

EastGroup Properties, Inc.	6,860	1,064,946
Equites Property Fund Ltd.	96,370	92,008
ESR Kendall Square REIT Co. Ltd.	24,038	73,895
ESR-LOGOS REIT	929,827	237,108
FIBRA Macquarie Mexico	160,065	238,928
First Industrial Realty Trust, Inc.	17,854	902,520
Frasers Logistics & Commercial Trust	412,800	347,704
GLP J-Reit	500	561,859
Goodman Group	264,430	3,498,390
Goodman Property Trust	171,723	225,591
Granite Real Estate Investment Trust	4,061	240,584
Industrial & Infrastructure Fund Investment Corp.	228	264,030
Innovative Industrial Properties, Inc.	2,610	316,358
Japan Logistics Fund, Inc.	122	284,797
LaSalle Logiport REIT	189	221,910
LondonMetric Property PLC	152,850	326,834
LXP Industrial Trust	35,973	387,069
Mapletree Industrial Trust	310,100	510,902
Mapletree Logistics Trust	625,900	745,922
Mitsubishi Estate Logistics REIT Investment Corp.	43	137,625
Mitsui Fudosan Logistics Park, Inc.	40	145,235
Montea NV	1,528	102,763
Nippon Prologis REIT, Inc.(1)	243	597,680
Prologis Property Mexico SA de CV	81,168	248,123
ProLogis, Inc.	113,017	13,312,272
Rexford Industrial Realty, Inc.	22,144	1,224,342
Segro PLC	167,473	1,620,691
SF Real Estate Investment Trust	22,000	7,591
SOSiLA Logistics REIT, Inc.	88	87,972
STAG Industrial, Inc.	17,976	591,590
Summit Industrial Income REIT	14,865	249,196
Terreno Realty Corp.	9,593	562,534
TF Administradora Industrial S de Real de CV	132,345	191,788
Tritax Big Box REIT PLC	233,005	407,236
Urban Logistics REIT PLC	67,690	111,182
Warehouse Reit PLC(1)	65,339	86,730
Warehouses De Pauw, CVA	23,842	637,062
		33,789,183
Office REITs — 7.3%
Alexandria Real Estate Equities, Inc.	19,957	3,105,509
Allied Properties Real Estate Investment Trust	7,921	154,634
alstria office REIT AG	12,031	91,609
AREIT, Inc.	126,410	81,138
Centuria Office REIT	36,573	39,673
Cousins Properties, Inc.	19,174	505,810
Daiwa Office Investment Corp.(1)	81	399,367
Derwent London PLC	24,121	689,438
Dexus	174,225	956,512
Embassy Office Parks REIT	79,343	334,201
GDI Property Group Partnership	65,251	34,622
Gecina SA	17,289	1,691,371
Great Portland Estates PLC	50,651	305,652
Japan Excellent, Inc.	184	182,777
Japan Prime Realty Investment Corp.	130	372,147
Japan Real Estate Investment Corp.	251	1,112,109

JBG SMITH Properties	3,404	70,156
JR Global Reit	23,315	76,769
Kenedix Office Investment Corp.	163	400,584
Keppel Pacific Oak US REIT	83,700	47,098
Keppel REIT	289,000	192,382
Kilroy Realty Corp.	11,797	509,866
Mindspace Business Parks REIT	17,499	72,005
Mori Hills REIT Investment Corp.	247	290,354
Nippon Building Fund, Inc.	334	1,557,953
NSI NV	3,384	84,283
Orion Office REIT, Inc.	4,110	38,182
Orix JREIT, Inc.	604	850,108
Postal Realty Trust, Inc., Class A	1,430	22,151
Precinct Properties New Zealand Ltd.	253,267	204,784
Prime US REIT	65,700	31,996
Prosperity REIT	8,000	1,782
RL Commercial REIT, Inc.	354,000	37,305
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	85,942	19,086
Workspace Group PLC	27,623	143,082
		14,706,495
Residential REITs — 13.9%
Advance Residence Investment Corp.	190	475,281
Altarea SCA	1,153	162,523
American Homes 4 Rent, Class A	26,658	881,580
Apartment Income REIT Corp.	13,310	506,446
AvalonBay Communities, Inc.	18,492	3,234,251
Boardwalk Real Estate Investment Trust	3,721	137,869
BRT Apartments Corp.	1,813	37,402
BSR Real Estate Investment Trust	2,984	41,794
Camden Property Trust	14,357	1,727,578
Canadian Apartment Properties REIT	13,837	449,524
Care Property Invest NV(1)	5,563	86,455
Centerspace	1,183	76,304
Civitas Social Housing PLC	105,935	76,763
Comforia Residential REIT, Inc.	83	190,290
Daiwa Securities Living Investments Corp.	309	264,957
Elme Communities	13,998	276,600
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	136,875	50,417
Empiric Student Property PLC	111,048	115,739
Equity LifeStyle Properties, Inc.	26,303	1,747,045
Equity Residential	54,431	3,530,395
Essex Property Trust, Inc.	7,396	1,629,930
Flagship Communities REIT	376	6,091
Halk Gayrimenkul Yatirim Ortakligi AS	109,721	28,849
Home Invest Belgium SA(1)	2,580	62,848
Independence Realty Trust, Inc.	18,049	327,048
Ingenia Communities Group(1)	68,278	203,285
InterRent Real Estate Investment Trust	9,779	91,091
Invitation Homes, Inc.	64,172	2,093,932
Irish Residential Properties REIT PLC(1)	138,095	160,608
Kenedix Residential Next Investment Corp.	144	218,845
Killam Apartment Real Estate Investment Trust	7,768	98,172
Mid-America Apartment Communities, Inc.	15,636	2,578,064
Minto Apartment Real Estate Investment Trust	2,084	22,480
Nippon Accommodations Fund, Inc.	87	396,459

PRS REIT PLC	94,075	97,817
Samty Residential Investment Corp.	14	12,197
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	3,103	520
Starts Proceed Investment Corp.	17	28,941
Sun Communities, Inc.	18,377	2,699,581
UDR, Inc.	53,582	2,222,046
UNITE Group PLC	63,270	708,547
Xior Student Housing NV	2,978	85,991
		27,842,555
Retail REITs — 17.2%
Acadia Realty Trust	5,919	91,034
AEON REIT Investment Corp.	190	220,543
Agree Realty Corp.	13,940	975,103
BWP Trust	113,802	319,247
Capital & Counties Properties PLC	96,822	119,102
CapitaLand Integrated Commercial Trust	1,182,200	1,813,303
Carmila SA	16,015	229,268
Charter Hall Retail REIT	117,683	326,901
Choice Properties Real Estate Investment Trust	21,498	235,413
Crombie Real Estate Investment Trust	6,791	82,139
CT Real Estate Investment Trust	6,462	74,845
Eurocommercial Properties NV	9,893	238,638
Federal Realty Investment Trust	14,186	1,576,065
First Capital Real Estate Investment Trust	20,203	257,578
Frasers Centrepoint Trust	162,500	243,647
Frontier Real Estate Investment Corp.	90	346,157
Fukuoka REIT Corp.	99	125,418
Getty Realty Corp.	6,629	218,890
Hamborner REIT AG	17,450	131,900
HomeCo Daily Needs REIT	184,947	168,390
Hyprop Investments Ltd.	92,259	182,062
InvenTrust Properties Corp.	8,498	218,484
Japan Metropolitan Fund Invest	1,467	1,176,804
Kenedix Retail REIT Corp.	82	158,384
Kimco Realty Corp.	105,673	2,422,025
Kite Realty Group Trust	22,389	510,469
Kiwi Property Group Ltd.	16,750	9,863
Klepierre SA(2)	57,137	1,323,993
Lendlease Global Commercial REIT	294,354	157,685
Link REIT	343,900	2,322,975
LOTTE Reit Co. Ltd.	34,440	102,885
Mapletree Pan Asia Commercial Trust	391,400	495,240
National Retail Properties, Inc.	32,038	1,485,282
NETSTREIT Corp.(1)	5,383	105,130
Phillips Edison & Co., Inc.	15,079	485,996
Primaris Real Estate Investment Trust	5,910	65,859
Realty Income Corp.	86,736	5,470,440
Regency Centers Corp.	25,072	1,665,533
Region RE Ltd.(1)	169,950	322,536
Resilient REIT Ltd.	57,992	178,260
Retail Estates NV	1,774	112,097
Retail Opportunity Investments Corp.	8,753	133,483
RioCan Real Estate Investment Trust	30,096	472,980
Sasseur Real Estate Investment Trust	70,400	40,409
Shaftesbury PLC(1)	33,492	146,960

Simon Property Group, Inc.	34,353	4,103,122
SITE Centers Corp.	25,851	351,315
SmartCentres Real Estate Investment Trust	10,047	205,399
SPH REIT	261,500	173,277
Spirit Realty Capital, Inc.	12,628	523,052
Starhill Global REIT	236,400	92,374
Supermarket Income REIT PLC	194,824	243,411
Urstadt Biddle Properties, Inc., Class A	4,993	95,516
Vastned Retail NV	1	22
Vicinity Ltd.	678,629	944,845
Vukile Property Fund Ltd.	151,966	120,705
Waypoint REIT Ltd.	102,659	195,669
		34,608,122
Specialized REITs — 26.2%
American Tower Corp.	57,224	12,660,810
Arena REIT	44,481	118,940
Automotive Properties Real Estate Investment Trust	2,519	20,880
Big Yellow Group PLC	30,394	402,673
Charter Hall Social Infrastructure REIT	66,773	156,943
Crown Castle, Inc.	48,602	6,873,781
CubeSmart	21,984	909,918
Digital Realty Trust, Inc.	27,855	3,132,573
Equinix, Inc.	9,349	6,456,887
Extra Space Storage, Inc.	13,562	2,179,278
Farmland Partners, Inc.	6,159	81,792
Four Corners Property Trust, Inc.	11,259	305,569
Gaming and Leisure Properties, Inc.	26,836	1,411,842
Hotel Property Investments Ltd.	26,330	60,265
Keppel DC REIT	136,400	186,521
Koramco Energy Plus Reit	7,888	29,767
Lamar Advertising Co., Class A	11,598	1,161,424
Life Storage, Inc.	11,050	1,187,764
National Storage Affiliates Trust	8,126	323,496
National Storage REIT(1)	155,433	255,872
Power REIT(2)	195	1,053
Public Storage	24,352	7,255,922
Rural Funds Group	50,716	93,524
Safestore Holdings PLC	33,560	370,511
SBA Communications Corp.	11,343	3,394,960
Stor-Age Property REIT Ltd.	42,616	32,346
VICI Properties, Inc.	106,514	3,642,779
		52,708,090
TOTAL COMMON STOCKS (Cost $212,038,331)		200,415,159
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	172,409	172,409
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,379,576	2,379,576
TOTAL SHORT-TERM INVESTMENTS (Cost $2,551,985)		2,551,985
TOTAL INVESTMENT SECURITIES—101.0% (Cost $214,590,316)		202,967,144
OTHER ASSETS AND LIABILITIES — (1.0)%		(2,069,638)
TOTAL NET ASSETS — 100.0%		$200,897,506

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,391,674. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,502,839 which includes security collateral of $123,263.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Diversified REITs	$3,565,483	$14,004,266	—
Health Care REITs	11,614,471	2,360,036	—
Hotel & Resort REITs	4,136,266	1,080,191	—
Industrial REITs	19,281,040	14,508,142	—
Office REITs	4,251,674	10,454,821	—
Residential REITs	23,568,202	4,274,353	—
Retail REITs	20,430,939	14,177,185	—
Specialized REITs	50,979,848	1,728,242	—
Short-Term Investments	2,551,985	—	—
	$140,379,908	$62,587,236	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.